STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Parenthetical) (USD $)	3 Months Ended
	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011
STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS
Distribution paid (in dollars per unit)	$ 0.51	$ 0.46	$ 0.08	$ 1.13	$ 0.64	$ 0.065	$ 1.12	$ 0.60	$ 0.05
Distributions declared per unit (in dollars per unit)	$ 0.57			$ 0.49			$ 0.76